Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events Disclosure [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of December 31, 2021 through March 31, 2022, the date the consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto, except as follows:

i.	On February 28, 2022, the Company completed a public offering and issued 4,375,000 units at a price of $1.60 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $1.92 per share until February 28, 2027. In connection with the offering, the Company incurred $221,628 in deferred financing costs as of December 31, 2021.
ii.	On March 1, 2022, the Company converted 171,608 Versus Holdco shares into Versus Systems Inc. shares.
iii.	On March 24, 2022, the Company issued 590,625 shares at a price of $1.48 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment.
iv.	Subsequent to December 31, 2021, the Company extended CAD$520,000 in notes payable to director Brian Tingle and $17,000 in notes payable to CEO Matthew Pierce.